LEASE - Operating lease expense reported in the consolidated statements (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating lease cost
Operating lease cost	$ 122,333	$ 119,854	$ 106,459